FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of notes and other explanatory information [Abstract]
Credit risk and credit loss allowances for accounts receivable and contract assets by segment	xposure to credit risk and credit loss allowances for accounts receivable and contract assets by segment are as follows:

As at March 31, 2023	Civil Aviation	Defense and Security	Healthcare	Amounts not allocated to a segment	Total
Gross accounts receivable	$354.1	$198.1	$65.4	$23.6	$641.2
Gross contract assets	160.6	571.6	3.5	—	735.7
Total	$514.7	$769.7	$68.9	$23.6	$1,376.9
Credit loss allowances	$(23.1)	$(1.0)	$(1.4)	$—	$(25.5)
As a %	4.5%	0.1%	2.0%	—%	1.9%

As at March 31, 2022	Civil Aviation	Defense and Security	Healthcare	Amounts not allocated to a segment	Total
Gross accounts receivable	$293.4	$219.9	$53.2	$18.3	$584.8
Gross contract assets	137.2	500.9	4.3	—	642.4
Total	$430.6	$720.8	$57.5	$18.3	$1,227.2
Credit loss allowances	$(25.7)	$(0.8)	$(1.4)	$—	$(27.9)
As a %	6.0%	0.1%	2.4%	—%	2.3%

Disclosure of how entity manages liquidity risk	The following tables present a maturity analysis based on the contractual maturity date of the Company’s financial liabilities based on expected cash flows. Cash flows from derivatives presented either as derivative assets or liabilities have been included, as the Company manages its derivative contracts on a gross basis. The amounts are the contractual undiscounted cash flows. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate except as otherwise stated:

				Between	Between	Between	Between
	Carrying	Contractual	Less than	1 and	2 and	3 and	4 and	More than
As at March 31, 2023	amount	cash flows	1 year	2 years	3 years	4 years	5 years	5 years
Non-derivative financial liabilities
Accounts payable and accrued liabilities (1)	$799.3	$799.3	$799.3	$—	$—	$—	$—	$—
Total long-term debt (2)
Long-term debt (other than lease liabilities)	2,794.2	2,794.2	133.4	486.7	264.2	171.5	562.7	1,175.7
Interest and accretion	—	734.5	120.2	93.8	73.9	67.5	53.9	325.2
Lease liabilities	455.9	724.6	104.5	62.7	55.9	51.5	47.6	402.4
Other non-current liabilities (3)	137.6	277.7	—	28.5	27.6	26.0	33.2	162.4
	$4,187.0	$5,330.3	$1,157.4	$671.7	$421.6	$316.5	$697.4	$2,065.7
Net derivative financial liabilities (assets)
Forward foreign currency contracts (4)	$25.8
Outflow		$2,119.4	$1,852.8	$186.3	$66.5	$13.8	$—	$—
Inflow		(2,092.2)	(1,832.5)	(182.2)	(64.1)	(13.4)	—	—
Foreign currency and
interest rate swap agreements	(10.5)	(11.3)	(6.5)	(3.2)	(1.1)	(0.4)	(0.1)	—
Equity swap agreements	11.8	11.8	11.8	—	—	—	—	—
	$27.1	$27.7	$25.6	$0.9	$1.3	$—	$(0.1)	$—
	$4,214.1	$5,358.0	$1,183.0	$672.6	$422.9	$316.5	$697.3	$2,065.7

				Between	Between	Between	Between
	Carrying	Contractual	Less than	1 and	2 and	3 and	4 and	More than
As at March 31, 2022	amount	cash flows	1 year	2 years	3 years	4 years	5 years	5 years
Non-derivative financial liabilities
Accounts payable and accrued liabilities (1)	$696.6	$696.6	$696.6	$—	$—	$—	$—	$—
Total long-term debt (2)
Long-term debt (other than lease liabilities)	2,651.2	2,651.2	142.8	345.3	232.5	238.4	489.9	1,202.3
Interest and accretion	—	741.3	81.9	80.3	70.6	59.7	48.7	400.1
Lease liabilities	395.0	487.8	113.0	66.7	44.2	39.1	34.4	190.4
Other non-current liabilities (3)	155.5	330.1	—	35.5	31.2	30.8	30.2	202.4
	$3,898.3	$4,907.0	$1,034.3	$527.8	$378.5	$368.0	$603.2	$1,995.2
Net derivative financial liabilities (assets)
Forward foreign currency contracts (4)	$(15.3)
Outflow		$1,320.5	$1,175.3	$118.1	$15.4	$11.7	$—	$—
Inflow		(1,336.9)	(1,188.6)	(121.0)	(15.7)	(11.6)	—	—
Foreign currency and
interest rate swap agreements	(8.2)	(2.9)	(1.4)	(0.9)	(0.3)	(0.1)	(0.2)	—
Equity swap agreements	13.0	13.0	13.0	—	—	—	—	—
	$(10.5)	$(6.3)	$(1.7)	$(3.8)	$(0.6)	$—	$(0.2)	$—
	$3,887.8	$4,900.7	$1,032.6	$524.0	$377.9	$368.0	$603.0	$1,995.2
(1) Includes trade accounts payable, accrued liabilities, interest payable, current portion of royalty obligations and certain payroll-related liabilities.
(2) Contractual cash flows include contractual interest and principal payments related to debt obligations. Contractual interests on debt obligations with variable interest rate are presented using the period-end rate.
(3) Includes non-current royalty obligations and other non-current liabilities.
(4) Outflows and inflows are presented in Canadian dollar equivalent using the contractual forward foreign currency rate.

Disclosure of foreign currency risks
The forward foreign currency contracts outstanding are as follows:

(amounts in millions, except average rate)			2023			2022
	Notional		Average	Notional		Average
Currencies (sold/bought)	amount	(1)	rate	amount	(1)	rate
USD/CDN
Less than 1 year	$864.6		0.74	$514.5		0.80
Between 1 and 3 years	179.1		0.76	85.0		0.78
Between 3 and 5 years	12.8		0.77	11.5		0.79
EUR/CDN
Less than 1 year	249.5		0.68	169.9		0.67
Between 1 and 3 years	61.8		0.71	15.7		0.65
Between 3 and 5 years	1.0		0.70	0.2		0.64
GBP/CDN
Less than 1 year	73.4		0.62	72.0		0.59
Between 1 and 3 years	1.2		0.61	2.3		0.58
CDN/USD
Less than 1 year	323.4		1.35	132.1		1.29
Between 1 and 3 years	10.7		1.31	30.3		1.28
Other currencies
Less than 1 year	341.9		n.a.	286.8		n.a.
Between 1 and 3 years	—		n.a.	0.3		n.a.
Total	$2,119.4			$1,320.6
(1) Exchange rates as at the end of the respective periods were used to translate amounts in foreign currencies.

Sensitivity analysis for types of market risk
The following table presents the Company’s exposure to foreign currency risk of financial instruments and the pre-tax effects on net income and OCI as a result of a reasonably possible strengthening of 5% in the relevant foreign currency against the Canadian dollar as at March 31. This analysis assumes all other variables remain constant.

	USD		€		GBP
	Net income	OCI	Net income	OCI	Net income	OCI
2023	$0.5	$(10.9)	$0.6	$(5.0)	$0.2	$(0.1)
2022	(5.6)	(8.0)	(2.1)	(0.7)	—	0.1

Disclosure of letters of credit and guarantees

	2023	2022
Advance payments	$50.8	$42.0
Contract performance	106.7	83.9
Lease obligations	21.4	19.5
Financial obligations	59.7	69.2
Other	3.9	1.5
	$242.5	$216.1